Maturity According to their Remaining Terms of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Maturity According to their Remaining Terms of Financial Assets and Liabilities [Abstract]
Schedule of Financial Assets and Liabilities	As these are for trading and financial instrument at fair value through other comprehensive income are included at their fair value:
	2023
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and due from banks	2,464,648	—	—	—	2,464,648	—	—	—	—	2,464,648
Transactions in the course of collection	—	415,505	—	—	415,505	—	—	—	—	415,505
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	57,011	130,507	309,218	496,736	560,641	314,649	663,514	1,538,804	2,035,540
Debt financial instruments	—	3,363,624	—	—	3,363,624	—	—	—	—	3,363,624
Others	—	409,328	—	—	409,328	—	—	—	—	409,328
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	180,968	721,297	1,790,913	2,693,178	257,310	478,175	357,862	1,093,347	3,786,525
Equity Instruments	—	—	—	—	—	—	—	11,912	11,912	11,912
Derivative contracts financial for hedging purposes	—	—	—	14,321	14,321	1,530	21,062	12,152	34,744	49,065
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	61,005	10,322	495	71,822	—	—	—	—	71,822
Debt financial instruments	—	—	—	507,203	507,203	478,818	128,728	316,334	923,880	1,431,083
Loans and advances to Banks (*)	—	2,216,942	73,506	229,483	2,519,931	—	—	—	—	2,519,931
Loans to customers, net (*)	—	5,478,882	2,587,416	6,993,529	15,059,827	7,092,458	3,965,966	11,533,023	22,591,447	37,651,274
Total financial assets	2,464,648	12,183,265	3,523,048	9,845,162	28,016,123	8,390,757	4,908,580	12,894,797	26,194,134	54,210,257
	2023
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Transactions in the course of payment	—	356,871	—	—	356,871	—	—	—	—	356,871
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	56,519	141,764	319,273	517,556	566,762	431,076	680,722	1,678,560	2,196,116
Others	—	2,160	126	—	2,286	19	—	—	19	2,305
Derivative contracts financial for hedging purposes	—	—	—	—	—	20,505	3,189	136,908	160,602	160,602
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,670,793	—	—	—	13,670,793	—	—	—	—	13,670,793
Saving accounts and time deposits (**)	—	10,209,874	3,459,981	1,450,857	15,120,712	60,622	595	542	61,759	15,182,471
Obligations by repurchase agreements and securities lending	—	157,015	158	—	157,173	—	—	—	—	157,173
Borrowings from financial institutions	—	176,910	65,902	5,091,283	5,334,095	26,620	—	—	26,620	5,360,715
Debt financial instruments issued
Letters of credit	—	175	282	416	873	171	80	320	571	1,444
Bonds	—	52,443	186,629	956,608	1,195,680	2,138,820	2,075,249	3,948,872	8,162,941	9,358,621
Other financial obligations	—	339,293	—	12	339,305	—	—	—	—	339,305
Lease liabilities	—	2,181	4,314	16,655	23,150	35,619	27,835	14,876	78,330	101,480
Debt financial instruments issued for regulatory capital purposes	—	1,472	—	113,256	114,728	18,826	10,216	896,044	925,086	1,039,814
Total financial liabilities	13,670,793	11,354,913	3,859,156	7,948,360	36,833,222	2,867,964	2,548,240	5,678,284	11,094,488	47,927,710
(*)	These balances are presented without deduction of their respective provisions, which amount to Ch$710,187 million for loans to customers and Ch$1,341 million for borrowings from financial institutions.
(**)	Excludes term saving accounts, which amount to Ch$355,725 million.

	2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and due from banks	2,764,884	—	—	—	2,764,884	—	—	—	—	2,764,884
Transactions in the course of collection	—	772,196	—	—	772,196	—	—	—	—	772,196
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	175,620	243,091	637,830	1,056,541	701,848	415,817	786,500	1,904,165	2,960,706
Debt financial instruments	—	3,433,745	—	—	3,433,745	—	—	—	—	3,433,745
Others	—	257,325	—	—	257,325	—	—	—	—	257,325
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	71,345	231,925	2,143,838	2,447,108	718,241	80,008	722,035	1,520,284	3,967,392
Equity Instruments	—	—	—	—	—	—	—	6,545	6,545	6,545
Derivative contracts financial for hedging purposes	—	—	—	15,863	15,863	443	8,052	2,719	11,214	27,077
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	35,549	14,324	4,188	54,061	—	—	—	—	54,061
Debt financial instruments	—	—	—	—	—	16,280	445,624	440,451	902,355	902,355
Loans and advances to Banks (*)	—	1,904,367	63,396	207,029	2,174,792	—	—	—	—	2,174,792
Loans to customers, net (*)	—	4,972,157	2,937,024	6,830,834	14,740,015	7,403,768	3,752,730	10,829,784	21,986,282	36,726,297
Total financial assets	2,764,884	11,622,304	3,489,760	9,839,582	27,716,530	8,840,580	4,702,231	12,788,034	26,330,845	54,047,375

	2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Transactions in the course of payment	—	681,792	—	—	681,792	—	—	—	—	681,792
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	167,924	222,880	588,342	979,146	692,759	465,828	963,736	2,122,323	3,101,469
Others	—	4,355	1,916	—	6,271	—	—	—	—	6,271
Derivative contracts financial for hedging purposes	—	—	—	1,462	1,462	20,240	15,639	185,675	221,554	223,016
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,592,155	—	—	—	13,592,155	—	—	—	—	13,592,155
Saving accounts and time deposits (**)	—	9,544,041	2,962,617	1,324,088	13,830,746	113,901	5,940	655	120,496	13,951,242
Obligations by repurchase agreements and securities lending	—	216,212	52	—	216,264	—	—	—	—	216,264
Borrowings from financial institutions	—	289,675	84,391	675,089	1,049,155	4,348,521	—	—	4,348,521	5,397,676
Debt financial instruments issued
Letters of credit	—	338	364	528	1,230	744	39	364	1,147	2,377
Bonds	—	38,469	173,248	1,248,410	1,460,127	1,895,121	2,282,248	3,628,074	7,805,443	9,265,570
Other financial obligations	—	343,943	11	54	344,008	22	—	—	22	344,030
Lease liabilities	—	2,618	7,644	17,353	27,615	27,634	15,009	19,111	61,754	89,369
Debt financial instruments issued for regulatory capital purposes	—	1,153	—	117,262	118,415	20,157	12,345	859,988	892,490	1,010,905
Total financial liabilities	13,592,155	11,290,520	3,453,123	3,972,588	32,308,386	7,119,099	2,797,048	5,657,603	15,573,750	47,882,136
(*)	These balances are presented without deduction of their respective provisions, which amount to Ch$821,609 million for loans to customers and Ch$1,641 million for borrowings from financial institutions.
(**)	Excludes term saving accounts, which amount to Ch$407,745 million.